Average Annual Total Returns{- Fidelity® Growth Strategies Fund} - 11.30 Fidelity Growth Strategies Fund - Retail PRO-06 - Fidelity® Growth Strategies Fund	Fidelity Growth Strategies Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Growth Strategies Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Growth Strategies Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Growth Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS012 Past 1 year	RS012 Past 5 years	RS012 Past 10 years
Total	29.41%	15.47%	12.95%	27.01%	14.75%	12.57%	19.10%	12.42%	10.84%	35.59%	18.66%	15.04%